INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 12, 2018	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets				$ 24,350,000
DuraGraft and My Health Logic [Member]
Indefinite-Lived Intangible Assets [Line Items]
2023 through 2027		$ 841,172		841,172
2028 and thereafter		6,280,120		6,490,413
My Health Logic, Inc. [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangibles assets				6,600,000
Krillase [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		0	$ 0	24,350,000
Duragraft [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		0	0	0	0
Intangible assets current		18,170,000		18,170,000
My Health Logic, Inc. [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		0	$ 0	$ 0	$ 0
Intangibles assets		$ 6,600,000
Krillase Technology [Member]
Indefinite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets	$ 28,600,000